Business segments - (Additional information) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	S/ 10,615,191	S/ 10,430,128	S/ 8,932,937
Assets	(245,377)	(295,748)	S/ 331,287
Peru
Disclosure of operating segments [line items]
Revenue	10,232,012,000	10,185,755,000
Assets	91,323,869,000	85,387,995,000
Panama
Disclosure of operating segments [line items]
Revenue	383,179,000	244,373,000
Assets	S/ 4,179,912,000	S/ 4,236,784,000